CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS? EQUITY (Parentheticals)	3 Months Ended
Mar. 31, 2021 shares
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS? EQUITY
Sale of units	41,400,000
Sale of Private Placement Warrants	6,686,667